FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended March 31,
	2013	2012
Accumulated other comprehensive loss, beginning of period	$(260)	$(4,404)
Other comprehensive gain — foreign exchange derivative financial instruments	81	7,274
Reclassification to the interim unaudited consolidated statements of income	10	(510)

Accumulated other comprehensive income, end of period	$(169)	$2,360

Summary of the amounts recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income

	Three Months Ended March 31,
	2013	2012
Premiums realized on written foreign exchange call options	$684	$419
Mark-to-market gain on derivative equity contracts	2,298	—
Realized gain on zinc derivative financial instruments	—	476

Gain on derivative financial instruments	$2,982	$895